Income Taxes (Deferred Tax Assets and Liabilities) (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Deferred tax assets - Allowance for loan and lease losses	$ 976	$ 1,032
Deferred tax assets - Compensation and benefits	548	654
Deferred tax assets - Partnership investments	307	295
Deferred tax assets - Loss and credit carryforward	460	502
Deferred tax assets - Accrued expenses	505	542
Deferred tax assets - Other	252	320
Total gross deferred tax assets	3,048	3,345
Valuation allowance	(75)	(61)
Total deferred tax assets	2,973	3,284
Deferred tax liabilities - Leasing	1,374	1,413
Deferred tax liabilities - Goodwill and intangibles	312	320
Deferred tax liabilities - Fixed assets	391	391
Deferred tax liabilities - Net unrealized gains on securities and financial instruments	284	453
Deferred tax liabilities - BlackRock basis difference	2,361	2,327
Deferred tax liabilities - Other	617	542
Total deferred tax liabilities	5,339	5,446
Net deferred tax liability	$ 2,366	$ 2,162